CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
CONCENTRATIONS [Line Items]
Accounts receivable	¥ 24,511	¥ 13,576	$ 3,767
Prepaid and other current assets	129,517	153,867	19,906
Other non-current assets, net	¥ 13,592	¥ 6,357	$ 2,089
Accounts receivable [Member] | Credit risk [Member] | Company A [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	0.00%	10.00%
Accounts receivable	¥ 1	¥ 1,313
Accounts receivable [Member] | Credit risk [Member] | Company B [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	23.00%	0.00%
Accounts receivable	¥ 5,656	¥ 0
Prepaid and other current assets [Member] | Credit risk [Member] | Company C [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	38.00%	32.00%
Prepaid and other current assets	¥ 49,800	¥ 49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company D [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	27.00%	23.00%
Prepaid and other current assets	¥ 35,000	¥ 35,000
Prepaid and other current assets [Member] | Credit risk [Member] | Company E [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	0.00%	17.00%
Prepaid and other current assets	¥ 0	¥ 25,959
Other non-current assets [Member] | Credit risk [Member] | Company F [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	9.00%	25.00%
Other non-current assets, net	¥ 1,281	¥ 1,570
Other non-current assets [Member] | Credit risk [Member] | Company G [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	33.00%	0.00%
Other non-current assets, net	¥ 4,504	¥ 0
Consideration receivable [Member] | Credit risk [Member] | Company H [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	0.00%	100.00%
Consideration receivable	¥ 0	¥ 8,500